Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2024	2023 (a)	2022 (a)
Current tax expense:
Federal	$902	$727	$331
Foreign	595	443	404
State and local	153	192	19
Total current tax expense	1,650	1,362	754
Deferred tax expense (benefit):
Federal	(277)	(344)	130
Foreign	(30)	31	(5)
State and local	(38)	(70)	58
Total deferred tax expense (benefit)	(345)	(383)	183
Provision for income taxes	$1,305	$979	$937
(a)    The provision for income taxes for the years ended Dec. 31, 2023 and Dec. 31, 2022 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Components of Income Before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2024	2023	2022
Domestic (a)	$3,462	$2,196	$1,849
Foreign	2,386	2,087	1,631
Income before taxes (a)	$5,848	$4,283	$3,480
(a)    Domestic income before taxes for the years ended Dec. 31, 2023 and Dec. 31, 2022 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2024	2023
Depreciation and amortization	$1,700	$1,811
Pension obligation	421	388
Other liabilities	189	149
Equity investments	55	56
Securities valuation	(39)	(29)
Leasing	(41)	(41)
Other assets	(62)	(55)
Credit losses on loans	(98)	(106)
Reserves not deducted for tax	(236)	(314)
Employee benefits	(269)	(252)
U.S. foreign tax credits	(101)	(96)
Valuation allowance	135	130
Net deferred tax liability (a)	$1,654	$1,641
(a)    The deferred tax liability for the year ended Dec. 31, 2023 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2024	2023 (a)	2022 (a)
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.6	2.2	1.9
Foreign operations	1.3	1.1	2.1
Tax credits	(1.3)	(2.3)	(2.1)
Tax-exempt income	(0.6)	(0.7)	(1.0)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.3	0.4	0.4
Stock compensation	(0.2)	(0.1)	(0.6)
Goodwill impairment	—	—	3.7
Divestiture of stock in subsidiary	—	0.7	0.9
Other – net	0.2	0.6	0.6
Effective tax rate	22.3%	22.9%	26.9%
(a)    The effective tax rate for the years ended Dec. 31, 2023 and Dec. 31, 2022 was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.

Schedule of Unrecognized Tax Benefits Roll Forward

Unrecognized tax positions
(in millions)	2024	2023	2022
Beginning balance at Jan. 1, – gross	$109	$106	$138
Prior period tax positions:
Increases	2	—	—
Decreases	(2)	(5)	(11)
Current period tax positions	8	8	8
Settlements	—	—	(16)
Statute expiration	(8)	—	(13)
Ending balance at Dec. 31, – gross	$109	$109	$106